Shareholders' equity - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common shares [member]
Disclosure of classes of share capital [line items]
Number of authorized common shares	An unlimited number of Common Shares.
Number of shares issued	73,516,225	73,011,488	72,473,719
Preferred shares [member]
Disclosure of classes of share capital [line items]
Number of authorized preferred shares	90,000,000
Number of authorized common shares	shares issuable in one or more series.
Number of shares issued	0
Number of shares outstanding	0